Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024		Oct. 31, 2023
Interest income
Loans	[1],[2]	$ 47,811		$ 45,043
Securities	[1],[2]	9,160		6,833
Securities purchased under resale agreements and securities borrowed	[1],[2]	1,602		1,478
Deposits with financial institutions	[1],[2]	3,086		3,470
Interest income	[1],[2]	61,659		56,824
Interest expense
Deposits	[2]	39,480		35,650
Subordinated debentures	[2]	490		471
Other	[2]	2,437		2,441
Interest expenses	[2]	42,407		38,562
Net interest income	[2]	19,252		18,262
Non-interest income
Card revenues	[2]	869		778
Banking services fees	[2]	1,955		1,879
Credit fees	[2]	1,585		1,861
Mutual funds	[2]	2,282		2,127
Brokerage fees	[2]	1,251		1,117
Investment management and trust	[2]	1,096		1,029
Underwriting and advisory fees	[2]	702		554
Non-trading foreign exchange	[2]	930		911
Trading revenues	[2]	1,634		1,580
Net gain on sale of investment securities	[2]	48		129
Net income from investments in associated corporations	[2]	198		153
Insurance service results	[2]	470		413
Other fees and commissions	[2]	1,247		1,073
Other	[2]	151		348
Total non-interest income	[2]	14,418		13,952
Total revenue	[2],[3]	33,670		32,214
Provision for credit losses	[2],[3]	4,051		3,422
Profit from operating activity	[2]	29,619		28,792
Non-interest expenses
Salaries and employee benefits	[2]	9,855		9,590
Premises and technology	[2]	2,896		2,657
Depreciation and amortization	[2],[3]	1,760	[4]	1,820	[5]
Communications	[2]	381		395
Advertising and business development	[2]	614		576
Professional	[2]	793		779
Business and capital taxes	[2]	682		634
Other	[2]	2,714		2,670
Total non-interest expenses	[2]	19,695		19,121
Income before taxes	[2]	9,924		9,671
Income tax expense	[2],[3]	2,032		2,221
Net income	[2],[3]	7,892		7,450
Net income attributable to non-controlling interests in subsidiaries	[2],[3]	134		112
Net income attributable to equity holders of the Bank	[2],[3]	7,758		7,338
Preferred shareholders and other equity instrument holders	[2]	472		419
Common shareholders	[2]	$ 7,286		$ 6,919
Earnings per common share (in dollars)
Basic	[2],[6]	$ 5.94		$ 5.78
Diluted	[2],[6]	5.87		5.72
Dividends paid per common share (in dollars)	[2]	$ 4.24		$ 4.18

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $59,871 for the year ended October 31, 2024 (October 31, 2023 – $54,824).
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[4]	Includes impairment charge on software intangible assets in the Other segment.
[5]	Includes impairment charge on software and other intangible assets in the Other segment.
[6]	Earnings per share calculations are based on full dollar and share amounts.